RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2018
Related Party Transaction [Line Items]
Sales	$ 6,694,997	$ 13,442,273	$ 11,194,197
Related party balances:
Amounts due from related parties	815,035	5,799
Amounts due to related parties	2,260,007	1,837,120
Discontinued Operations [Member]
Related party balances:
Amounts due from related parties	2,367,657	8,991,640
Amounts due to related parties	5,314,587	4,932,778
Continuing Operations [Member]
Related party balances:
Amounts due from related parties	815,035	5,799
Amounts due to related parties	2,260,007	1,837,120
Zhenjiang Daqo [Member] | Discontinued Operations [Member]
Related party balances:
Amounts due from related parties	1,453,800	8,585,337
Others [Member] | Discontinued Operations [Member]
Related party balances:
Amounts due from related parties	913,857	406,303
Amounts due to related parties	0	79,959
Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	17,504,926	8,186,294	5,655,016
Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	345,041	17,651	129,219
Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense	1,433,577	1,889,414	1,912,059
Rental Expenses [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Expense	38,633	37,756	27,997
Proceeds From Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions	25,744,800	2,696,513
Repayment of Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions	36,648,480	2,696,513	10,974,807
Income (Loss) from Disposal of Fixed Assets [Member]
Related Party Transaction [Line Items]
Other transactions	478,565
Repayment of Interest Bearing Loan [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions		15,495,451	15,059,000
Interest Expenses Related Party [Member]
Related Party Transaction [Line Items]
Expense		440,368	850,380
Interest Expenses Related Party [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Expense		440,368	850,380
Proceeds From Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	104,301,423	63,172,079	126,400,842
Repayment Of Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions	104,421,948	83,754,652	148,463,137
Income From Sale Of Materials [Member]
Related Party Transaction [Line Items]
Other transactions	$ 15,899
Zhengjiang Daqo Solar Co. Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Sales	$ 6,694,997	13,442,273	11,194,197
Zhengjiang Daqo Solar Co. Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	$ 10,903,680
Daqo Solar Co Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo Solar Co Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	$ 55,613,463	40,089,689	60,300,896
Daqo Solar Co Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	$ 55,650,696	40,388,195	68,766,506
Xinjiang Daqo Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%			100.00%
Xinjiang Daqo Investment Co., Ltd [Member] | Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense	$ 895,192	874,858	890,168
Xinjiang Daqo Investment Co., Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	3,937,440	14,356,000	56,270,085
Xinjiang Daqo Investment Co., Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	$ 4,020,732	14,356,000	38,715,449
Daqo New Material [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Daqo New Material [Member] | Discontinued Operations [Member]
Related party balances:
Amounts due to related parties	$ 5,314,587	4,852,819
Daqo New Material [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		7,390,693
Daqo New Material [Member] | Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense	499,752	976,800	993,894
Daqo New Material [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	1,893,000	6,029,877	9,607,344
Daqo New Material [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	1,893,000	10,818,493	12,262,592
Chongqing Daqo Tailai [Member] | Continuing Operations [Member]
Related party balances:
Amounts due to related parties	$ 1,825,680	494,954
Chongqing Daqo Tailai [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Chongqing Daqo Tailai [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 8,240,830	715,361	3,534,248
Chongqing Daqo Tailai [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	6,209,040		222,517
Chongqing Daqo Tailai [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions	6,209,040		2,684,783
Chongqing Daqo Tailai [Member] | Income (Loss) from Disposal of Fixed Assets [Member]
Related Party Transaction [Line Items]
Other transactions	478,565
Chongqing Daqo Tailai [Member] | Income From Sale Of Materials [Member]
Related Party Transaction [Line Items]
Other transactions	$ 15,899
Jiangsu Daqo [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Jiangsu Daqo [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 1,326,634
Nanjing Daqo Electric [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Daqo Electric [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 1,439,332
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Other Subsidiaries of Daqo Group [Member] | Continuing Operations [Member]
Related party balances:
Amounts due from related parties	$ 185,540	5,799
Amounts due to related parties	434,327	1,342,166
Other Subsidiaries of Daqo Group [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	296,887	80,240	2,120,768
Other Subsidiaries of Daqo Group [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	$ 13,688	17,651	129,219
Nanjing Intelligent Apparatus Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Shanghai Sailfar Electric Technology Co., Ltd. [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Jiangsu Daqo Kai-fan Electric Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Zhenjiang Electric Equipment Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Zhenjiang Electric Equipment Co Ltd [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases	$ 331,353
Nanjing Daqo Transformer [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Daqo Transformer [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases	$ 6,201,243
Jiangsu Daqo ETE Electronic Systerm Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	75.00%
Jiangsu Daquan Kai-fan Switchgear Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Nanjing Yidian Huichuang information technology Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%
Xinjiang Daqo Tianfu Thermoelectric Co Ltd [Member] | Continuing Operations [Member]
Related party balances:
Amounts due from related parties	$ 629,495	$ 0
Xinjiang Daqo Tianfu Thermoelectric Co Ltd [Member] | Xinjiang Daqo Investment [Member]
Related Party Transaction [Line Items]
Equity interest held	50.00%
Nanjing Daqo Automation Technology Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held	100.00%